Reinsurance Level 4 Reinsurance Recoverables (Details) - USD ($) $ in Millions	5 Months Ended	7 Months Ended	12 Months Ended
	May 31, 2018	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2020	Jan. 01, 2018
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Reinsurance Recoverables			$ 27,455	$ 28,824
Reinsurance Recoverables, Gross			27,462	28,824
Life Insurance Recoveries on Ceded Reinsurance Contracts	$ 546,000	$ 731	1,500	1,400
Cumulative Effect of Accounting Changes					$ 11
Reinsurance Recoverable, Allowance for Credit Loss			$ 7		5
Reinsurance [Text Block]
The Company cedes insurance to unaffiliated insurers to enable the Company to manage capital and risk exposure. Such arrangements do not relieve the Company of its primary liability to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company regularly monitors the financial condition and ratings of its reinsurers and structures agreements to provide collateral funds where necessary.
Reinsurance Recoverables
Reinsurance recoverables include balances due from reinsurance companies and are presented net of allowances for uncollectible reinsurance in 2019 and net of ACL in 2020, upon adoption of ASU 2016-13. For further information, see Note 1 - Basis of Presentation and Significant Accounting Policies of Notes to Consolidated Financial Statements. The ACL represents an estimate of expected credit losses over the lifetime of the contracts that reflect management’s best estimate of reinsurance cessions that may be uncollectible in the future due to reinsurers’ inability to pay. Reinsurance recoverables include an estimate of the amount of policyholder benefits that may be ceded under the terms of the reinsurance agreements. Amounts recoverable from reinsurers are estimated in a manner consistent with assumptions used for the underlying policy benefits. Accordingly, the Company’s estimate of reinsurance recoverables is subject to similar risks and uncertainties as the estimate of the gross reserve for future policy benefits.

Reinsurance Recoverables, net (Successor Company)
	As of December 31,
	2020	2019
Reserve for future policy benefits and other policyholder funds and benefits payable
Sold businesses (MassMutual and Prudential)	$18,807	$19,534
Commonwealth	7,579	8,147
Other reinsurers	1,076	1,143
Gross reinsurance recoverables	27,462	28,824
Less: ACL	7
Reinsurance recoverables, net [1]	$27,455	$28,824
[1] As of December 31, 2019 (Successor Company), no allowance for uncollectible reinsurance was required.
As of December 31, 2020 (Successor Company), the Company had reinsurance recoverables from Commonwealth, Massachusetts Mutual Life Insurance Company ("MassMutual") and Prudential Financial, Inc. ("Prudential") of approximately $7.6 billion, $7.0 billion and $11.8 billion, respectively. As of December 31, 2019 (Successor Company), the Company had reinsurance recoverables from Commonwealth, MassMutual and Prudential of $8.1 billion, $8.0 billion and $11.5 billion, respectively. The Company's obligations to its direct policyholders that have been reinsured to Commonwealth, MassMutual and Prudential are primarily secured by invested assets held in trust.
As of December 31, 2020 (Successor Company), the ACL increased to $7 from $5 at January 1, 2020, upon adoption of ASU 2016-13. The Company closely monitors the financial condition, ratings and current market information of all its counterparty reinsurers and records an ACL considering the credit quality of the reinsurer, the invested assets in trust, and the period over which the recoverable balances are expected to be collected. Counterparty risk is assessed on a pooled basis in cases of shared risk characteristics, and separately for individual reinsurers when it is more relevant. The Company evaluates historical events, current conditions, and reasonable and supportable forecasts in developing its ACL estimate. Where its contracts permit, the Company secures future claim obligations with various forms of collateral, including irrevocable letters of credit, secured trusts and funds held accounts. The ACL is estimated using a probability of default and loss given default model applied to the amount of reinsurance recoverables, net of collateral, exposed to loss. The probability of default factor is assigned based on each reinsurer's credit rating. The Company reassesses and updates credit ratings on a quarterly basis. The probability of default factors encompass historical industry defaults for liabilities with similar durations to the reinsured liabilities as estimated through multiple economic cycles. The loss given default factors are based on a study of historical recovery rates for general creditors of corporations through multiple economic cycles.

Insurance Revenues
	Successor Company			Predecessor Company
	For the Years Ended December 31,		June 1, 2018 to December 31, 2018	January 1, 2018 to May 31, 2018
	2020	2019
Gross earned premiums, fee income and other	$2,221	$2,375	$1,439	$1,059
Reinsurance assumed	125	115	66	48
Reinsurance ceded	(1,570)	(1,627)	(972)	(684)
Net earned premiums, fee income and other	$776	$863	$533	$423
The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies. Insurance recoveries on ceded reinsurance agreements, which reduce death and other benefits, were $1.5 billion and $1.4 billion for the years ended December 31, 2020 and 2019 (Successor Company), respectively, $731 for the period of June 1, 2018 to December 31, 2018 (Successor Company) and $546 for the period of January 1, 2018 to May 31, 2018 (Predecessor Company). In addition, the Company has reinsured a portion of the risk associated with U.S. variable annuities and the associated GMDB and GMWB riders.

Foreign Exchange Contract [Member]
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Derivative Liability			$ (1)	(7)
Foreign Exchange Contract [Member] | Fair Value, Inputs, Level 2 [Member]
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Derivative Liability			(1)	(7)
Cumulative Effect, Period of Adoption, Adjustment | Retained Earnings [Member]
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Cumulative Effect of Accounting Changes						$ 182
Cumulative Effect, Period of Adoption, Adjustment | Accounting Standards Update 2016-13 | Retained Earnings [Member]
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Cumulative Effect of Accounting Changes					11
Reinsurance Recoverable, Allowance for Credit Loss					$ (5)
Retirement Plans and Individual Life Businesses [Member] | Life and Annuity Insurance Product Line [Member]
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Reinsurance Recoverables			18,807	19,534
Retirement [Member] | Mass Mutual [Member]
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Reinsurance Recoverables			7,000	8,000
Individual Life [Member] | Prudential [Member]
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Reinsurance Recoverables			11,800	11,500
Fixed Annuity [Member] | Global Atlantic [Member]
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Reinsurance Recoverables			7,600	8,100
Fixed Annuity [Member] | Global Atlantic [Member] | Life and Annuity Insurance Product Line [Member]
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Reinsurance Recoverables			7,579	8,147
Continuing Operations [Member] | Life Annuity Accident and Health Insurance Product Line [Member]
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Reinsurance Recoverables			$ 1,076	$ 1,143